Finance income and expenses (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Detailed Information About Finance Income And Expense [Abstract]
Summary of Finance Income and Expenses

	2024	2023	2022
Interest income	10,297	12,666	2,144
Other financial income	201	329	—
Fair value changes on derivatives	—	611	—
Fair value changes on Convertible Notes	32,954	96,445	—
Net foreign exchange difference	14,306	7,825	13,112
Total finance income	57,758	117,876	15,256
Interest expenses on loan from credit institutions	(23,976)	(20,187)	(5,784)
Interest expenses on lease liabilities	(4,682)	(6,779)	(8,144)
Interest expenses on Convertible Notes	(33,821)	(22,367)	—
Fair value changes on derivatives	(1,684)	—	(287)
Fair value changes on short-term investments	—	—	(1,821)
Other financial expenses	(6,016)	(19,696)	(629)
Total finance expenses	(70,179)	(69,029)	(16,665)